Derivative financial instruments (Details 2) - Fair value hedges - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Total	$ 745,177	$ 659,192
Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	350,000	151,005
From 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	48,333	400,000
From 2 years to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	346,844	39,419
More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total		68,768
Interest rate and foreign exchange risk
Disclosure of detailed information about hedging instruments [line items]
Total	346,844	225,692
Interest rate and foreign exchange risk | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total		146,505
Interest rate and foreign exchange risk | From 2 years to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total	346,844	10,419
Interest rate and foreign exchange risk | More than 5 years
Disclosure of detailed information about hedging instruments [line items]
Total		68,768
Interest rate swaps
Disclosure of detailed information about hedging instruments [line items]
Total	398,333	433,500
Interest rate swaps | Due within 1 year
Disclosure of detailed information about hedging instruments [line items]
Total	350,000	4,500
Interest rate swaps | From 1 to 2 years
Disclosure of detailed information about hedging instruments [line items]
Total	$ 48,333	400,000
Interest rate swaps | From 2 years to 5 years
Disclosure of detailed information about hedging instruments [line items]
Total		$ 29,000